Portfolio of Investments
Columbia Strategic Municipal Income Fund, October 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Exchange-Traded Fixed Income Funds 2.2%
	Shares	Value ($)
United States 2.2%
Columbia Multi-Sector Municipal Income ETF(a)	717,818	15,494,101
VanEck Vectors High-Yield Municipal Index ETF	470,160	30,235,990
Total		45,730,091
Total Exchange-Traded Fixed Income Funds (Cost $45,105,391)		45,730,091

Floating Rate Notes 1.9%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Minnesota 0.4%
City of Minneapolis/St. Paul Housing & Redevelopment Authority(b),(c)
Revenue Bonds
Allina Health Systems
Series 2009B-1 (JPMorgan Chase Bank)
11/15/2035	1.370%	7,560,000	7,560,000
Series 2009B-2 (JPMorgan Chase Bank)
11/15/2035	1.380%	1,000,000	1,000,000
Total			8,560,000
New York 1.4%
City of New York(b),(c)
Unlimited General Obligation Bonds
Fiscal 2015
Subordinated Series 2015 (JPMorgan Chase Bank)
06/01/2044	1.350%	13,520,000	13,520,000
Subordinated Series 2014I-2 (JPMorgan Chase Bank)
03/01/2040	1.350%	4,225,000	4,225,000
New York City Water & Sewer System(b),(c)
Revenue Bonds
2nd General Resolution
Series 2013 (JPMorgan Chase Bank)
06/15/2050	1.350%	2,850,000	2,850,000
Series 2016BB (State Street Bank and Trust Co.)
06/15/2049	1.310%	9,000,000	9,000,000
Total			29,595,000
Utah 0.1%
City of Murray(b),(c)
Revenue Bonds
IHC Health Services, Inc.
Series 2005A (JPMorgan Chase Bank)
05/15/2037	1.350%	1,600,000	1,600,000
Total Floating Rate Notes (Cost $39,755,000)			39,755,000

Municipal Bonds 94.4%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alabama 1.0%
Alabama Special Care Facilities Financing Authority
Refunding Revenue Bonds
Children’s Hospital of Alabama
Series 2015
06/01/2034	5.000%	4,000,000	4,597,360
Black Belt Energy Gas District
Revenue Bonds
Project Number 4
Series 2019A-1 (Mandatory Put 12/01/25)
12/01/2049	4.000%	15,000,000	16,803,450
Total			21,400,810
Alaska 0.1%
Alaska Industrial Development & Export Authority
Revenue Bonds
Yukon-Kuskokwim Health Corp. Project
Series 2017
12/01/2020	3.500%	2,700,000	2,702,997
Arizona 1.0%
Arizona Industrial Development Authority
Revenue Bonds
Great Lakes Senior Living Community
Series 2019
01/01/2049	4.500%	750,000	806,520
Chandler Industrial Development Authority(d)
Revenue Bonds
Intel Corp.
Series 2019 AMT (Mandatory Put 06/03/24)
06/01/2049	5.000%	2,800,000	3,211,460
Industrial Development Authority of the City of Phoenix (The)
Refunding Revenue Bonds
Downtown Phoenix Student Housing
Series 2018
07/01/2042	5.000%	1,000,000	1,162,980
La Paz County Industrial Development Authority
Revenue Bonds
Charter School Solutions - Harmony Public
Series 2016
02/15/2046	5.000%	6,500,000	7,163,325
Charter School Solutions - Harmony Public Schools Project
Series 2018
02/15/2048	5.000%	870,000	981,969
Maricopa County Industrial Development Authority
Revenue Bonds
Banner Health
Series 2017A
01/01/2041	4.000%	4,000,000	4,431,400
Columbia Strategic Municipal Income Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, October 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Maricopa County Industrial Development Authority(e)
Revenue Bonds
Christian Care Surprise, Inc.
Series 2016
01/01/2036	5.750%	1,600,000	1,694,032
Christian Care Surprise, Inc. Project
Series 2016
01/01/2048	6.000%	1,250,000	1,318,963
Total			20,770,649
California 5.9%
ABAG Finance Authority for Nonprofit Corps.
Refunding Revenue Bonds
Episcopal Senior Communities
Series 2012
07/01/2047	5.000%	4,100,000	4,356,414
California Health Facilities Financing Authority
Revenue Bonds
Kaiser Permanente
Subordinated Series 2017A-2
11/01/2044	4.000%	4,280,000	4,742,668
California Municipal Finance Authority
Refunding Revenue Bonds
Community Medical Centers
Series 2017A
02/01/2042	4.000%	3,000,000	3,246,420
02/01/2042	5.000%	1,500,000	1,747,875
California Municipal Finance Authority(e)
Revenue Bonds
California Baptist University
Series 2016A
11/01/2046	5.000%	1,000,000	1,127,990
California School Finance Authority(e)
Revenue Bonds
River Springs Charter School Project
Series 2015
07/01/2046	6.375%	1,000,000	1,160,840
07/01/2046	6.375%	150,000	174,126
California State Public Works Board
Revenue Bonds
Judicial Council Projects
Series 2011D
12/01/2031	5.000%	5,000,000	5,383,000
Various Capital Projects
Series 2012A
04/01/2037	5.000%	650,000	704,294
California Statewide Communities Development Authority
Refunding Revenue Bonds
Front Porch Communities & Services
Series 2017
04/01/2042	4.000%	1,905,000	2,049,666
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Statewide Communities Development Authority(e)
Revenue Bonds
Loma Linda University Medical Center
Series 2016A
12/01/2046	5.000%	500,000	558,070
City of Los Angeles Department of Airports(d)
Refunding Revenue Bonds
Los Angeles International Airport
Subordinated Series 2018 AMT
05/15/2031	5.000%	15,715,000	19,816,144
Revenue Bonds
Los Angeles International
Subordinated Series 2018 AMT
05/15/2044	5.000%	2,000,000	2,391,820
Compton Unified School District(f)
Unlimited General Obligation Bonds
Compton Unified School District
Series 2019B (BAM)
06/01/2037	0.000%	1,000,000	588,060
06/01/2038	0.000%	1,000,000	568,570
Foothill-Eastern Transportation Corridor Agency
Refunding Revenue Bonds
Junior Lien
Series 2014C
01/15/2033	6.250%	1,155,000	1,353,637
Series 2014A
01/15/2046	5.750%	4,250,000	4,912,320
Glendale Unified School District(f)
Unlimited General Obligation Refunding Bonds
Series 2015B
09/01/2032	0.000%	1,000,000	641,000
09/01/2033	0.000%	1,100,000	665,313
Golden State Tobacco Securitization Corp.
Refunding Revenue Bonds
Series 2018A-2
06/01/2047	5.000%	16,000,000	16,446,560
Norman Y. Mineta San Jose International Airport(d)
Refunding Revenue Bonds
Series 2017A AMT
03/01/2041	5.000%	2,000,000	2,361,500
Riverside County Transportation Commission(f)
Revenue Bonds
Senior Lien
Series 2013B
06/01/2029	0.000%	2,500,000	2,003,375
San Francisco City & County Airport Commission - San Francisco International Airport(d)
Revenue Bonds
Series 2019A AMT
05/01/2035	5.000%	14,310,000	17,688,305
05/01/2036	5.000%	5,000,000	6,162,300
Series 2019E AMT
05/01/2045	5.000%	3,000,000	3,619,500

2	Columbia Strategic Municipal Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, October 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Santee CDC Successor Agency
Prerefunded 02/01/21 Tax Allocation Bonds
Santee Community Redevelopment Project
Series 2011A
08/01/2041	7.000%	2,000,000	2,147,140
State of California
Unlimited General Obligation Bonds
Various Purpose
10/01/2028	5.000%	5,000,000	6,463,850
Series 2010
03/01/2030	5.250%	1,000,000	1,013,440
03/01/2033	6.000%	5,625,000	5,714,775
Series 2012
04/01/2035	5.250%	4,500,000	4,933,890
Unrefunded Unlimited General Obligation Bonds
Series 2004
04/01/2029	5.300%	2,000	2,006
Total			124,744,868
Colorado 4.7%
City & County of Denver(f)
Revenue Bonds
Series 2018-A-2
08/01/2034	0.000%	6,000,000	3,775,260
City & County of Denver Airport System(d)
Refunding Revenue Bonds
Series 2018-A AMT
12/01/2037	5.000%	5,000,000	6,027,700
Subordinated Series 2018-A AMT
12/01/2048	4.000%	3,500,000	3,782,310
Colorado Bridge Enterprise(d)
Revenue Bonds
Central 70 Project
Series 2017 AMT
06/30/2051	4.000%	6,690,000	7,052,063
Colorado Educational & Cultural Facilities Authority(e)
Improvement Refunding Revenue Bonds
Skyview Charter School
Series 2014
07/01/2044	5.375%	750,000	791,438
07/01/2049	5.500%	700,000	740,831
Colorado Health Facilities Authority
Improvement Refunding Revenue Bonds
Bethesda Project
09/15/2053	5.000%	10,000,000	11,189,800
Prerefunded 05/15/26 Revenue Bonds
NCMC, Inc. Project
Series 2016
05/15/2031	4.000%	5,000,000	5,781,550
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Prerefunded 06/01/27 Revenue Bonds
Evangelical Lutheran Good Samaritan Society
Series 2017
06/01/2042	5.000%	3,150,000	3,923,860
Refunding Revenue Bonds
AdventHealth Obligated
Series 2019
11/15/2043	4.000%	1,910,000	2,127,969
CommonSpirit Health
Series 2019A
08/01/2044	4.000%	17,000,000	18,388,390
Series 2019B (Mandatory Put 08/01/26)
08/01/2049	5.000%	3,000,000	3,542,400
Covenant Retirement Communities
Series 2015
12/01/2035	5.000%	850,000	960,423
Revenue Bonds
NJH-SJH Center for Outpatient Health
Series 2019
01/01/2037	4.000%	800,000	892,480
01/01/2038	4.000%	1,300,000	1,442,935
01/01/2040	4.000%	1,000,000	1,102,060
Senior Living - Ralston Creek at Arvada
Series 2017
11/01/2047	5.750%	6,000,000	6,170,100
11/01/2052	6.000%	890,000	929,569
Colorado Housing & Finance Authority
Revenue Bonds
Multi-Family Project
Series 2019B1
10/01/2039	3.000%	470,000	476,350
10/01/2049	3.250%	1,000,000	1,010,910
10/01/2054	3.400%	1,000,000	1,018,190
Series 2018 (GNMA)
11/01/2042	3.700%	4,690,000	4,987,346
Colorado Housing & Finance Authority(g)
Revenue Bonds
Series 2019K Class I (GNMA)
05/01/2050	3.875%	3,665,000	4,032,453
E-470 Public Highway Authority
Revenue Bonds
Series 2010C
09/01/2026	5.375%	10,325,000	10,652,922
Total			100,799,309
Connecticut 1.2%
Connecticut Housing Finance Authority
Refunding Revenue Bonds
Subordinated Series 2018B-1
05/15/2045	4.000%	2,275,000	2,414,890

Columbia Strategic Municipal Income Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, October 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Connecticut State Health & Educational Facilities Authority
Revenue Bonds
Yale University
07/01/2027	5.000%	2,650,000	3,361,525
State of Connecticut
Unlimited General Obligation Bonds
Series 2018C
06/15/2035	5.000%	1,000,000	1,222,830
Series 2018-E
09/15/2035	5.000%	2,000,000	2,455,640
Series 2019A
04/15/2035	5.000%	3,200,000	3,965,024
04/15/2037	4.000%	10,000,000	11,311,600
Total			24,731,509
District of Columbia 3.2%
District of Columbia
Prerefunded 07/01/23 Revenue Bonds
KIPP Charter School
Series 2013
07/01/2048	6.000%	300,000	351,501
Refunding Revenue Bonds
Children’s Hospital
Series 2015
07/15/2044	5.000%	2,910,000	3,335,122
Revenue Bonds
KIPP DC Project
Series 2019
07/01/2039	4.000%	1,275,000	1,393,473
07/01/2049	4.000%	695,000	748,188
Unlimited General Obligation Bonds
Series 2019-A
10/15/2032	5.000%	9,090,000	11,586,114
10/15/2033	5.000%	15,000,000	19,059,450
Metropolitan Washington Airports Authority(d)
Refunding Revenue Bonds
Airport System
Series 2019A AMT
10/01/2032	5.000%	5,000,000	6,275,250
10/01/2033	5.000%	1,755,000	2,193,610
10/01/2034	5.000%	5,000,000	6,232,850
10/01/2035	5.000%	4,745,000	5,896,516
Series 2015B AMT
10/01/2032	5.000%	9,575,000	11,161,769
Total			68,233,843
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Florida 3.8%
Capital Trust Agency, Inc.(e)
Revenue Bonds
1st Mortgage Tallahassee Tapestry Senior Housing Project
Series 2015
12/01/2045	7.000%	2,835,000	2,936,578
12/01/2050	7.125%	1,000,000	1,039,510
Central Florida Expressway Authority
Refunding Revenue Bonds
Senior Lien
Series 2017 (BAM)
07/01/2041	4.000%	5,000,000	5,514,300
City of Atlantic Beach
Revenue Bonds
Fleet Landing Project
Series 2018A
11/15/2053	5.000%	3,000,000	3,387,300
County of Miami-Dade Aviation(d)
Refunding Revenue Bonds
Series 2017B AMT
10/01/2040	5.000%	6,250,000	7,384,312
Series 2019A AMT
10/01/2049	5.000%	12,000,000	14,406,720
Florida Development Finance Corp.(d),(e)
Refunding Revenue Bonds
Virgin Trains USA Pass
Series 2019 AMT (Mandatory Put 01/01/29)
01/01/2049	6.500%	2,000,000	1,881,880
Florida Development Finance Corp.(e)
Revenue Bonds
Renaissance Charter School
Series 2015
06/15/2046	6.125%	980,000	1,072,032
Florida Municipal Loan Council(f)
Revenue Bonds
Capital Appreciation
Series 2000A (NPFGC)
04/01/2020	0.000%	790,000	783,885
Greater Orlando Aviation Authority(d)
Revenue Bonds
Series 2016A AMT
10/01/2046	5.000%	5,000,000	5,796,850
Series 2019A AMT
10/01/2044	5.000%	3,750,000	4,554,262
Hillsborough County Aviation Authority(d)
Revenue Bonds
Tampa International
Subordinated Series 2018 AMT
10/01/2048	5.000%	4,700,000	5,589,099

4	Columbia Strategic Municipal Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, October 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Hillsborough County Aviation Authority
Revenue Bonds
Tampa International Airport
Series 2015A
10/01/2044	5.000%	2,220,000	2,510,509
Miami-Dade County Educational Facilities Authority
Revenue Bonds
Series 2018A
04/01/2053	5.000%	8,000,000	9,470,240
Miami-Dade County Health Facilities Authority
Refunding Revenue Bonds
Nicklaus Childrens Hospital
Series 2017
08/01/2047	4.000%	2,250,000	2,421,923
Mid-Bay Bridge Authority
Refunding Revenue Bonds
Series 2015C
10/01/2040	5.000%	1,000,000	1,120,150
Orange County Health Facilities Authority
Refunding Revenue Bonds
Mayflower Retirement Center
Series 2012
06/01/2036	5.000%	250,000	259,088
Revenue Bonds
Presbyterian Retirement Communities
Series 2016
08/01/2036	5.000%	2,000,000	2,224,980
08/01/2041	5.000%	2,000,000	2,208,700
Polk County Industrial Development Authority
Refunding Revenue Bonds
Carpenter’s Home Estates
Series 2019
01/01/2049	5.000%	2,350,000	2,615,409
Putnam County Development Authority
Refunding Revenue Bonds
Seminole Project
Series 2018A
03/15/2042	5.000%	3,335,000	3,962,547
Total			81,140,274
Georgia 3.3%
Brookhaven Development Authority
Revenue Bonds
Children’s Healthcare of Atlanta
Series 2019
07/01/2044	4.000%	7,000,000	7,797,930
Burke County Development Authority
Revenue Bonds
Georgia Power Co. Plant Vogtle Project
Series 2019 (Mandatory Put 05/25/23)
10/01/2032	2.250%	1,800,000	1,829,574
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Cherokee County Water & Sewer Authority
Unrefunded Revenue Bonds
Series 1995 (NPFGC)
08/01/2025	5.200%	2,665,000	3,089,348
City of Atlanta Department of Aviation(d)
Revenue Bonds
Airport
Series 2019B AMT
07/01/2037	4.000%	8,930,000	10,090,543
Subordinated Series 2019 AMT
07/01/2036	4.000%	2,250,000	2,554,403
07/01/2040	4.000%	2,500,000	2,803,475
Dalton Whitfield County Joint Development Authority
Revenue Bonds
Hamilton Health Care System Obligation
Series 2017
08/15/2041	4.000%	1,000,000	1,101,420
DeKalb County Hospital Authority
Prerefunded 09/01/20 Revenue Bonds
DeKalb Medical Center, Inc. Project
Series 2010
09/01/2040	6.125%	6,250,000	6,499,187
Floyd County Development Authority
Revenue Bonds
Spires Berry College Project
12/01/2048	6.250%	4,000,000	4,163,320
12/01/2053	6.500%	1,900,000	1,994,183
Fulton County Development Authority
Revenue Bonds
RAC Series 2017
04/01/2042	5.000%	1,000,000	1,169,920
Gainesville & Hall County Hospital Authority
Refunding Revenue Bonds
Northeast Georgia Health System, Inc. Project
Series 2017
02/15/2037	5.000%	4,280,000	5,013,421
Unrefunded Revenue Bonds
Northeast Georgia Health System, Inc. Project
Series 2010A
02/15/2045	5.500%	1,330,000	1,345,335
Georgia Housing & Finance Authority
Revenue Bonds
Single Family Mortgage Bonds
Series 2017C
06/01/2048	3.750%	5,960,000	6,242,504
Main Street Natural Gas, Inc.
Revenue Bonds
Series 2019B (Mandatory Put 12/02/24)
08/01/2049	4.000%	7,400,000	8,302,504

Columbia Strategic Municipal Income Fund | Quarterly Report 2019	5

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, October 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Oconee County Industrial Development Authority
Revenue Bonds
Presbyterian Village Athens Project
12/01/2038	6.125%	3,515,000	3,732,016
12/01/2048	6.250%	1,960,000	2,078,188
Total			69,807,271
Hawaii 0.4%
City & County of Honolulu
Unlimited General Obligation Bonds
Honolulu Rail Transit Project
09/01/2030	5.000%	6,000,000	7,633,920
Hawaii Pacific Health
Prerefunded 07/01/20 Revenue Bonds
Series 2010B
07/01/2030	5.625%	280,000	288,095
07/01/2040	5.750%	370,000	381,000
State of Hawaii Department of Budget & Finance
Refunding Revenue Bonds
Special Purpose - Kahala Nui
Series 2012
11/15/2037	5.250%	705,000	779,554
Total			9,082,569
Idaho 0.3%
Idaho Health Facilities Authority
Revenue Bonds
Terraces of Boise Project
Series 2014A
10/01/2044	8.000%	4,365,000	4,880,157
10/01/2049	8.125%	1,635,000	1,832,966
Total			6,713,123
Illinois 10.4%
Chicago Board of Education
Special Tax Bonds
Series 2017
04/01/2042	5.000%	1,600,000	1,794,416
Unlimited General Obligation Bonds
Dedicated
Series 2017H
12/01/2046	5.000%	3,000,000	3,343,020
Project
Series 2015C
12/01/2039	5.250%	2,000,000	2,197,100
Series 2018
12/01/2046	5.000%	2,500,000	2,805,775
Unlimited General Obligation Refunding Bonds
Series 2018A (AGM)
12/01/2034	5.000%	500,000	595,970
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Chicago Board of Education(e)
Unlimited General Obligation Bonds
Dedicated
Series 2017A
12/01/2046	7.000%	3,615,000	4,599,003
Chicago Board of Education(f)
Unlimited General Obligation Refunding Bonds
Series 2019A
12/01/2025	0.000%	2,000,000	1,687,060
Chicago Midway International Airport
Refunding Revenue Bonds
2nd Lien
Series 2013B
01/01/2035	5.250%	3,000,000	3,323,610
Series 2014B
01/01/2035	5.000%	5,000,000	5,626,800
Chicago O’Hare International Airport(d)
Refunding Revenue Bonds
Senior Lien
01/01/2037	5.000%	2,000,000	2,421,260
Revenue Bonds
General Senior Lien
Series 2017D AMT
01/01/2042	5.000%	8,895,000	10,319,089
01/01/2052	5.000%	8,030,000	9,216,513
Senior Lien
Series 2017G AMT
01/01/2042	5.000%	2,650,000	3,074,265
01/01/2047	5.000%	1,000,000	1,152,410
Series 2017J AMT
01/01/2037	5.000%	2,000,000	2,347,060
TriPs Obligated Group
Series 2018 AMT
07/01/2038	5.000%	1,000,000	1,178,350
07/01/2048	5.000%	800,000	931,624
Chicago O’Hare International Airport
Revenue Bonds
Customer Facility Charge Senior Lien
Series 2013
01/01/2043	5.750%	2,285,000	2,567,951
Series 2015D
01/01/2046	5.000%	4,390,000	4,967,812
Unrefunded Revenue Bonds
General Third Lien
Series 2011
01/01/2039	5.750%	295,000	309,555
Chicago Park District
Limited General Obligation Bonds
Series 2016A
01/01/2040	5.000%	1,650,000	1,842,555

6	Columbia Strategic Municipal Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, October 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Chicago
Unlimited General Obligation Bonds
Project
Series 2011A
01/01/2035	5.250%	4,500,000	4,619,880
Series 2015A
01/01/2033	5.500%	1,350,000	1,526,877
Series 2017A
01/01/2038	6.000%	4,185,000	4,963,368
Unlimited General Obligation Refunding Bonds
Project
Series 2014A
01/01/2035	5.000%	1,000,000	1,082,030
01/01/2036	5.000%	11,745,000	12,689,180
City of Chicago Wastewater Transmission
Refunding Revenue Bonds
2nd Lien
Series 2015C
01/01/2039	5.000%	530,000	588,470
Revenue Bonds
2nd Lien
Series 2012
01/01/2025	5.000%	5,000,000	5,342,450
01/01/2042	5.000%	5,000,000	5,255,550
Series 2014
01/01/2034	5.000%	1,000,000	1,097,320
01/01/2039	5.000%	2,000,000	2,182,680
City of Chicago Waterworks
Revenue Bonds
2nd Lien
Series 2012
11/01/2031	5.000%	2,000,000	2,163,140
Series 2014
11/01/2044	5.000%	650,000	718,757
Series 2016
11/01/2030	5.000%	10,775,000	12,628,408
City of Springfield Electric
Refunding Revenue Bonds
Senior Lien
Series 2015 (AGM)
03/01/2040	4.000%	5,000,000	5,314,750
County of Cook
Unlimited General Obligation Refunding Bonds
Series 2018
11/15/2035	5.000%	900,000	1,040,553
Illinois Development Finance Authority(f)
Subordinated Revenue Bonds
Regency
Series 1990-RMK Escrowed to Maturity
04/15/2020	0.000%	13,745,000	13,659,506
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Illinois Finance Authority
Prerefunded 02/15/20 Revenue Bonds
Swedish Covenant
Series 2010A
08/15/2038	6.000%	2,475,000	2,508,115
Refunding Revenue Bonds
Rush University Medical Center
Series 2015B
11/15/2039	5.000%	1,810,000	2,046,133
Silver Cross Hospital & Medical Centers
Series 2015C
08/15/2035	5.000%	1,500,000	1,703,355
Unrefunded Revenue Bonds
Riverside Health System
Series 2009
11/15/2035	6.250%	395,000	396,517
Metropolitan Pier & Exposition Authority
Refunding Revenue Bonds
McCormick Place Project
Series 2010B-2
06/15/2050	5.000%	5,000,000	5,054,400
Revenue Bonds
McCormick Place Expansion Project
Series 2017
06/15/2057	5.000%	3,025,000	3,345,257
Metropolitan Pier & Exposition Authority(f)
Revenue Bonds
Capital Appreciation
Series 1993A Escrowed to Maturity (FGIC)
06/15/2021	0.000%	1,870,000	1,828,075
Railsplitter Tobacco Settlement Authority
Prerefunded 06/01/21 Revenue Bonds
Series 2010
06/01/2028	6.000%	5,000,000	5,370,850
State of Illinois
Unlimited General Obligation Bonds
Series 2013
07/01/2026	5.500%	1,955,000	2,154,977
07/01/2033	5.500%	5,000,000	5,441,750
07/01/2038	5.500%	875,000	949,340
Series 2016
01/01/2026	5.000%	2,965,000	3,364,415
11/01/2027	5.000%	2,785,000	3,165,264
Series 2017A
12/01/2035	5.000%	1,345,000	1,518,142
12/01/2036	5.000%	5,000,000	5,633,250
Series 2018A
05/01/2032	5.000%	2,500,000	2,853,875
05/01/2033	5.000%	5,000,000	5,692,800
05/01/2039	5.000%	4,320,000	4,868,597
05/01/2040	5.000%	6,005,000	6,752,382
05/01/2041	5.000%	6,000,000	6,731,520

Columbia Strategic Municipal Income Fund | Quarterly Report 2019	7

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, October 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2018B
05/01/2027	5.000%	4,950,000	5,679,630
Unlimited General Obligation Refunding Bonds
Series 2018-A
10/01/2031	5.000%	2,500,000	2,874,325
Total			221,107,086
Indiana 0.2%
City of Whiting(d)
Refunding Revenue Bonds
BP Products North America
Series 2019 AMT (Mandatory Put 06/05/26)
12/01/2044	5.000%	3,200,000	3,778,592
Iowa 1.3%
Iowa Finance Authority
Revenue Bonds
Council Bluffs, Inc. Project
Series 2018
08/01/2048	5.125%	1,750,000	1,847,230
Genesis Health System
Series 2013
07/01/2033	5.000%	5,000,000	5,518,500
Lifespace Communities, Inc.
Series 2018-A
05/15/2043	5.000%	5,000,000	5,583,100
PEFA, Inc.
Revenue Bonds
Series 2019 (Mandatory Put 09/01/26)
09/01/2049	5.000%	12,000,000	14,110,200
Total			27,059,030
Kansas 0.6%
University of Kansas Hospital Authority
Improvement Refunding Revenue Bonds
Kansas University Health System
Series 2015
09/01/2045	5.000%	3,725,000	4,282,521
University of Kansas Hospital Authority(g)
Refunding Revenue Bonds
University of Kansas Health System
Series 2019
03/01/2036	4.000%	2,750,000	3,126,447
03/01/2037	4.000%	2,500,000	2,827,250
03/01/2038	4.000%	2,500,000	2,816,025
Total			13,052,243
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Kentucky 0.4%
Kentucky Economic Development Finance Authority
Prerefunded 06/01/20 Revenue Bonds
Owensboro Medical Health System
Series 2010A
03/01/2045	6.500%	2,950,000	3,038,234
Series 2010B
03/01/2040	6.375%	1,700,000	1,749,742
Refunding Revenue Bonds
Owensboro Health System
Series 2017A
06/01/2037	5.000%	1,200,000	1,376,064
Kentucky Municipal Power Agency(g)
Refunding Revenue Bonds
Forward Delivery Prairie State Project
Series 2020
09/01/2034	5.000%	1,035,000	1,214,521
Kentucky State Property & Building Commission
Revenue Bonds
Project #119
Series 2018
05/01/2036	5.000%	1,000,000	1,193,210
Total			8,571,771
Louisiana 0.8%
Ascension Parish Industrial Development Board, Inc.
Revenue Bonds
Impala Warehousing LLC
Series 2011
07/01/2036	6.000%	3,995,000	4,346,400
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue Bonds
Westlake Chemical Corp.
Series 2010A-2
11/01/2035	6.500%	1,750,000	1,832,670
Louisiana Public Facilities Authority
Refunding Revenue Bonds
19th Judicial District Court
Series 2015 (AGM)
06/01/2036	5.000%	1,000,000	1,155,940
Ochsner Clinic Foundation Project
Series 2017
05/15/2042	5.000%	2,000,000	2,317,740
Revenue Bonds
Provident Group - Flagship Properties
Series 2017
07/01/2057	5.000%	1,500,000	1,706,130

8	Columbia Strategic Municipal Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, October 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Orleans Aviation Board(d)
Revenue Bonds
General Airport-North Terminal
Series 2017B AMT
01/01/2048	5.000%	1,275,000	1,462,476
Parish of St. John the Baptist
Refunding Revenue Bonds
Marathon Oil Corp. Project
Series 2019 (Mandatory Put 07/01/24)
06/01/2037	2.100%	4,500,000	4,511,115
Total			17,332,471
Maryland 1.1%
Maryland Community Development Administration
Refunding Revenue Bonds
Series 2019B
09/01/2039	3.200%	7,475,000	7,656,792
Revenue Bonds
Series 2019C
09/01/2039	3.000%	7,500,000	7,587,975
Maryland Health & Higher Educational Facilities Authority
Refunding Revenue Bonds
Meritus Medical Center Issue
Series 2015
07/01/2040	5.000%	1,200,000	1,374,912
Revenue Bonds
University of Maryland Medical System
Series 2017
07/01/2048	4.000%	3,665,000	3,977,441
State of Maryland
Unlimited General Obligation Bonds
Series 2017A
03/15/2026	5.000%	2,845,000	3,489,507
Total			24,086,627
Massachusetts 1.4%
Commonwealth of Massachusetts
Refunding Revenue Bonds
Series 2005 (NPFGC)
01/01/2027	5.500%	500,000	634,260
Massachusetts Development Finance Agency
Refunding Revenue Bonds
UMass Memorial Healthcare
Series 2017
07/01/2044	4.000%	7,500,000	8,060,625
Revenue Bonds
UMass Boston Student Housing Project
Series 2016
10/01/2041	5.000%	2,000,000	2,272,880
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Massachusetts Educational Financing Authority(d)
Refunding Revenue Bonds
Issue K
Series 2017A AMT
07/01/2026	5.000%	1,650,000	1,975,033
Subordinated Series 2017B AMT
07/01/2046	4.250%	3,000,000	3,196,620
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Milford Regional Medical Center
Series 2007E
07/15/2037	5.000%	2,200,000	2,216,456
Massachusetts Port Authority(d)
Refunding Revenue Bonds
BosFuel Project
Series 2019A AMT
07/01/2044	4.000%	1,500,000	1,642,845
Series 2019A AMT
Series 2019
07/01/2031	5.000%	7,065,000	8,934,682
Total			28,933,401
Michigan 3.7%
City of Detroit Sewage Disposal System
Refunding Revenue Bonds
Senior Lien
Series 2012A
07/01/2039	5.250%	1,700,000	1,844,585
City of Detroit Water Supply System
Revenue Bonds
Senior Lien
Series 2011A
07/01/2041	5.250%	1,500,000	1,584,780
Grand Traverse County Hospital Finance Authority
Revenue Bonds
Munson Healthcare
Series 2014A
07/01/2047	5.000%	505,000	556,889
Great Lakes Water Authority Water Supply System
Revenue Bonds
2nd Lien
Series 2016B
07/01/2046	5.000%	6,615,000	7,711,370
Michigan Finance Authority
Refunding Revenue Bonds
Senior Lien - Great Lakes Water Authority
Series 2014C-6
07/01/2033	5.000%	430,000	488,450
Series 2015
11/15/2045	5.000%	1,220,000	1,381,479

Columbia Strategic Municipal Income Fund | Quarterly Report 2019	9

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, October 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Trinity Health Corp.
Series 2017
12/01/2042	5.000%	500,000	597,300
Revenue Bonds
Beaumont Health Credit Group
Series 2016S
11/01/2044	5.000%	7,500,000	8,596,050
Henry Ford Health System
Series 2019A
11/15/2048	5.000%	1,320,000	1,598,771
Local Government Loan Program - Great Lakes Water Authority
Series 2015
07/01/2034	5.000%	1,000,000	1,159,940
07/01/2035	5.000%	5,000,000	5,788,900
Michigan State Housing Development Authority
Revenue Bonds
Series 2018A
12/01/2033	3.600%	1,800,000	1,927,296
10/01/2043	4.000%	2,300,000	2,475,697
Series 2019A-1
10/01/2044	3.250%	1,500,000	1,535,250
Series 2019B
12/01/2044	3.100%	6,000,000	6,027,900
U.S. Department of Housing and Urban Development
Series 2017A
10/01/2042	3.750%	4,060,000	4,277,981
10/01/2047	3.850%	5,000,000	5,266,000
Michigan Strategic Fund(d)
Revenue Bonds
I-75 Improvement Project
Series 2018 AMT
12/31/2043	5.000%	15,500,000	18,422,060
Wayne County Airport Authority
Revenue Bonds
Series 2015D
12/01/2045	5.000%	6,455,000	7,450,167
Wayne County Airport Authority(d)
Revenue Bonds
Series 2017B AMT
12/01/2042	5.000%	700,000	824,383
Total			79,515,248
Minnesota 2.3%
City of Blaine
Refunding Revenue Bonds
Crest View Senior Community Project
Series 2015
07/01/2050	6.125%	3,000,000	3,066,480
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Brooklyn Center
Revenue Bonds
Sanctuary Brooklyn Center Project
Series 2016
11/01/2035	5.500%	1,000,000	1,028,730
City of Forest Lake
Revenue Bonds
Lakes International Language Academy
08/01/2036	5.000%	835,000	921,214
08/01/2043	5.250%	500,000	551,055
City of Minneapolis
Revenue Bonds
Housing - 1500 Nicollet Apartments Project
Series 2017 (Mandatory Put 05/01/20)
05/01/2021	3.000%	1,450,000	1,449,826
City of North Oaks
Refunding Revenue Bonds
Waverly Gardens Project
Series 2016
10/01/2047	5.000%	4,000,000	4,396,840
City of Wayzata
Refunding Revenue Bonds
Folkstone Senior Living Co.
Series 2019
08/01/2044	4.000%	1,500,000	1,553,760
Duluth Economic Development Authority
Refunding Revenue Bonds
Essentia Health Obligation Group
Series 2018
02/15/2048	4.250%	6,500,000	7,168,525
02/15/2053	5.000%	8,000,000	9,366,160
Essential Health Obligated Group
02/15/2043	5.000%	2,000,000	2,356,100
Hastings Independent School District No. 200(f)
Unlimited General Obligation Bonds
Student Credit Enhancement Program School Building
Series 2018A
02/01/2031	0.000%	2,340,000	1,767,051
02/01/2034	0.000%	1,565,000	1,040,318
Housing & Redevelopment Authority of The City of St. Paul
Prerefunded 11/15/25 Revenue Bonds
HealthEast Care System Project
Series 2015
11/15/2040	5.000%	400,000	485,056
Revenue Bonds
Legends Berry Senior Apartments Project
Series 2018 (Mandatory Put 09/01/20)
09/01/2021	3.750%	3,900,000	3,909,048
Union Flats Apartments Project
Series 2017B
02/01/2022	2.750%	2,125,000	2,124,575

10	Columbia Strategic Municipal Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, October 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Minneapolis-St. Paul Metropolitan Airports Commission(d)
Refunding Revenue Bonds
Subordinated Series 2016D AMT
01/01/2041	5.000%	750,000	879,773
Minnesota Higher Education Facilities Authority
Prerefunded 10/01/21 Revenue Bonds
Hamline University
7th Series 2011K2
10/01/2040	6.000%	2,250,000	2,451,780
Revenue Bonds
Augsburg College
Series 2016A
05/01/2046	5.000%	610,000	680,827
Perham Hospital District
Prerefunded 03/01/20 Revenue Bonds
Perham Memorial Hospital & Home
Series 2010
03/01/2035	6.350%	1,000,000	1,016,630
03/01/2040	6.500%	700,000	711,956
St. Cloud Housing & Redevelopment Authority
Revenue Bonds
Sanctuary St. Cloud Project
Series 2016A
08/01/2036	5.250%	2,850,000	2,617,411
Total			49,543,115
Missouri 2.1%
Arnold Retail Corridor Transportation Development District
Revenue Bonds
Series 2010
05/01/2038	6.650%	5,000,000	5,000,000
Cape Girardeau County Industrial Development Authority
Refunding Revenue Bonds
SoutheastHEALTH
Series 2017
03/01/2036	5.000%	750,000	859,718
City of Manchester
Refunding Tax Allocation Bonds
Highway 141/Manchester Road Project
Series 2010
11/01/2025	6.000%	30,000	30,000
Health & Educational Facilities Authority
Refunding Revenue Bonds
Mosaic Health System
Series 2019
02/15/2044	4.000%	2,000,000	2,203,820
Health & Educational Facilities Authority of the State of Missouri
Refunding Revenue Bonds
Mercy Health
Series 2017C
11/15/2036	4.000%	1,500,000	1,670,325
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Lutheran Senior Services
Series 2011
02/01/2041	6.000%	650,000	682,520
Series 2014
02/01/2044	5.000%	2,275,000	2,474,972
Medical Research Lutheran Services
Series 2016A
02/01/2036	5.000%	1,000,000	1,142,650
Kansas City Industrial Development Authority(d)
Revenue Bonds
Kansas City International Airport
Series 2019 AMT
03/01/2044	5.000%	12,500,000	14,868,500
Kirkwood Industrial Development Authority
Prerefunded 05/15/20 Revenue Bonds
Aberdeen Heights Project
Series 2010A
05/15/2039	8.250%	3,000,000	3,110,190
Refunding Revenue Bonds
Aberdeen Heights Project
Series 2017
05/15/2042	5.250%	1,260,000	1,415,484
05/15/2050	5.250%	500,000	556,430
Missouri Development Finance Board
Revenue Bonds
St. Joseph Sewage System Improvements
Series 2011
05/01/2031	5.250%	500,000	509,475
Missouri Joint Municipal Electric Utility Commission
Refunding Revenue Bonds
Series 2016A
12/01/2041	4.000%	5,000,000	5,471,950
St. Louis County Industrial Development Authority
Refunding Revenue Bonds
St. Andrew’s Resources for Seniors Obligated Group
Series 2015
12/01/2035	5.000%	1,500,000	1,648,830
Revenue Bonds
Friendship Village Sunset Hills
Series 2012
09/01/2032	5.000%	1,120,000	1,191,456
09/01/2042	5.000%	2,000,000	2,105,260
Total			44,941,580
Montana 0.1%
City of Kalispell
Refunding Revenue Bonds
Immanuel Lutheran Corp. Project
Series 2017
05/15/2052	5.250%	520,000	558,698

Columbia Strategic Municipal Income Fund | Quarterly Report 2019	11

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, October 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Montana Board of Housing
Revenue Bonds
Series 2017B-2
12/01/2042	3.500%	535,000	547,578
12/01/2047	3.600%	705,000	721,328
Total			1,827,604
Nebraska 1.8%
Douglas County Hospital Authority No. 2
Revenue Bonds
Madonna Rehabilitation Hospital
Series 2014
05/15/2044	5.000%	4,350,000	4,795,005
Douglas County Hospital Authority No. 3
Refunding Revenue Bonds
Health Facilities - Nebraska Methodist Health System
Series 2015
11/01/2036	4.125%	2,000,000	2,171,400
Nebraska Educational Health Cultural & Social Services Finance Authority
Refunding Revenue Bonds
Immanuel Obligated Group
Series 2019
01/01/2037	4.000%	1,000,000	1,100,960
01/01/2038	4.000%	1,300,000	1,428,089
01/01/2039	4.000%	1,810,000	1,982,620
01/01/2044	4.000%	15,000,000	16,312,350
Nebraska Investment Finance Authority
Revenue Bonds
Series 2018A
09/01/2033	3.550%	2,800,000	2,988,076
Series 2019D
09/01/2039	2.850%	5,000,000	4,943,400
09/01/2042	3.050%	2,370,000	2,372,820
Total			38,094,720
Nevada 0.4%
Carson City
Refunding Revenue Bonds
Carson Tahoe Regional Medical Center
Series 2012
09/01/2033	5.000%	2,600,000	2,805,764
City of Carson City
Refunding Revenue Bonds
Carson Tahoe Regional Medical Center
Series 2017
09/01/2042	5.000%	845,000	983,504
County of Clark Department of Aviation
Revenue Bonds
Las Vegas-McCarran International Airport
Series 2010A
07/01/2034	5.125%	4,250,000	4,275,330
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of Nevada Department of Business & Industry(e)
Revenue Bonds
Somerset Academy
Series 2015A
12/15/2035	5.000%	570,000	623,894
Series 2018A
12/15/2038	5.000%	415,000	451,362
Total			9,139,854
New Hampshire 0.2%
New Hampshire Business Finance Authority(d)
Refunding Revenue Bonds
Waste Management
Series 2019 AMT (Mandatory Put 07/01/24)
07/01/2027	2.150%	3,000,000	3,019,590
New Hampshire Business Finance Authority(e)
Revenue Bonds
The Vista Project
Series 2019A
07/01/2046	5.625%	1,000,000	1,100,100
New Hampshire Health & Education Facilities Authority Act
Refunding Revenue Bonds
Elliot Hospital
Series 2016
10/01/2038	5.000%	850,000	984,266
Total			5,103,956
New Jersey 5.0%
City of Atlantic City
Unlimited General Obligation Bonds
Tax Appeal
Series 2017B (AGM)
03/01/2037	5.000%	340,000	400,285
03/01/2042	4.000%	1,250,000	1,367,463
Unlimited General Obligation Refunding Bonds
Build America Mutual Assurance Co. Tax Appeal
Series 2017A
03/01/2042	5.000%	1,000,000	1,164,670
Garden State Preservation Trust(f)
Revenue Bonds
Capital Appreciation
Series 2003B (AGM)
11/01/2022	0.000%	10,000,000	9,573,400
New Jersey Economic Development Authority(d)
Refunding Revenue Bonds
New Jersey Natural Gas Co. Project
Series 2019 AMT
08/01/2041	3.000%	6,000,000	5,833,740
New Jersey Economic Development Authority
Refunding Revenue Bonds
Series 2015XX
06/15/2024	5.000%	2,000,000	2,274,880

12	Columbia Strategic Municipal Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, October 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2017A
07/01/2030	3.375%	2,000,000	2,062,480
Revenue Bonds
Provident Group-Kean Properties
Series 2017
07/01/2047	5.000%	500,000	550,750
Provident Group-Rowan Properties LLC
Series 2015
01/01/2048	5.000%	1,200,000	1,288,644
Series 2015WW
06/15/2040	5.250%	375,000	424,684
Series 2017DDD
06/15/2042	5.000%	1,000,000	1,125,780
New Jersey Higher Education Student Assistance Authority(d)
Revenue Bonds
Series 2018A AMT
12/01/2034	4.000%	400,000	440,508
12/01/2035	4.000%	400,000	439,256
New Jersey Housing & Mortgage Finance Agency(d)
Refunding Revenue Bonds
Series 2017D AMT
11/01/2037	4.250%	1,525,000	1,645,444
Single Family Housing
Series 2018 AMT
10/01/2032	3.800%	2,390,000	2,588,298
New Jersey Housing & Mortgage Finance Agency
Refunding Revenue Bonds
Single Family Housing
Series 2019C
10/01/2039	3.850%	3,135,000	3,361,033
New Jersey Transportation Trust Fund Authority
Refunding Revenue Bonds
Federal Highway Reimbursement
Series 2018
06/15/2030	5.000%	4,000,000	4,668,920
Transportation System
Series 2018-A
12/15/2035	5.000%	5,000,000	5,817,700
Revenue Bonds
Transportation Program
Series 2013AA
06/15/2044	5.000%	8,090,000	8,699,420
Series 2015AA
06/15/2041	5.250%	5,000,000	5,653,450
Series 2019
06/15/2046	5.000%	3,500,000	3,979,780
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Jersey Transportation Trust Fund Authority(f)
Revenue Bonds
Capital Appreciation Transportation System
Series 2010A
12/15/2030	0.000%	6,000,000	4,354,380
New Jersey Turnpike Authority
Refunding Revenue Bonds
Series 2017B
01/01/2040	5.000%	1,000,000	1,210,010
Series 2017E
01/01/2032	5.000%	2,500,000	3,090,150
Series 2017G
01/01/2034	4.000%	15,160,000	17,297,560
South Jersey Port Corp.(d)
Revenue Bonds
Marine Terminal
Subordinated Series 2017B AMT
01/01/2048	5.000%	2,900,000	3,327,112
Tobacco Settlement Financing Corp.
Refunding Revenue Bonds
Subordinated Series 2018B
06/01/2046	5.000%	12,080,000	13,299,114
Total			105,938,911
New Mexico 0.3%
New Mexico Hospital Equipment Loan Council
Revenue Bonds
La Vida Expansion Project
Series 2019
07/01/2039	5.000%	1,225,000	1,398,313
07/01/2049	5.000%	1,350,000	1,520,168
New Mexico Mortgage Finance Authority
Revenue Bonds
Single Family Mortgage Program
Series 2019D Class I (GNMA)
07/01/2044	3.250%	3,250,000	3,360,987
Total			6,279,468
New York 5.1%
Brooklyn Arena Local Development Corp.
Prerefunded 01/15/20 Revenue Bonds
Barclays Center Project
Series 2009
07/15/2030	6.000%	1,500,000	1,514,340
City of New York
Unlimited General Obligation Bonds
Fiscal 2020
Series 2019B-1
10/01/2032	5.000%	2,500,000	3,207,100
Subordinated Series 2018D-1
12/01/2038	5.000%	10,000,000	12,383,300

Columbia Strategic Municipal Income Fund | Quarterly Report 2019	13

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, October 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2018F-1
04/01/2037	5.000%	5,390,000	6,619,297
Glen Cove Local Economic Assistance Corp.(h)
Revenue Bonds
Garvies Point
Series 2016 CABS
01/01/2055	0.000%	2,500,000	2,390,725
Housing Development Corp.
Revenue Bonds
Sustainable Neighborhood
Series 2017G
11/01/2042	3.600%	4,000,000	4,173,400
Long Island Power Authority
Revenue Bonds
General
Series 2017
09/01/2042	5.000%	2,000,000	2,391,760
Metropolitan Transportation Authority(f)
Refunding Revenue Bonds
Series 2012A
11/15/2032	0.000%	2,605,000	1,897,769
New York City Housing Development Corp.
Revenue Bonds
Sustainable Neighborhood
Series 2018
11/01/2048	3.900%	2,000,000	2,110,580
Series 2019
11/01/2049	3.250%	7,310,000	7,370,381
New York City Transitional Finance Authority
Revenue Bonds
Future Tax Secured
Subordinated Series 2017F-1
05/01/2036	5.000%	5,170,000	6,258,337
New York State Housing Finance Agency
Revenue Bonds
Affordable Housing
Series 2017M
11/01/2047	3.750%	3,585,000	3,771,492
New York Transportation Development Corp.(d)
Revenue Bonds
Delta Air Lines, Inc. - LaGuardia Airport
Series 2018 AMT
01/01/2036	4.000%	5,925,000	6,452,621
Delta Air Lines, Inc., LaGuardia
Series 2018 AMT
01/01/2034	5.000%	3,000,000	3,577,320
LaGuardia Airport Terminal B Redevelopment
Series 2016 AMT
07/01/2041	4.000%	5,000,000	5,254,700
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Port Authority of New York & New Jersey(d)
Refunding Revenue Bonds
Series 2018-207 AMT
09/15/2032	5.000%	12,235,000	15,060,551
Port Authority of New York & New Jersey
Revenue Bonds
JFK International Air Terminal
Series 2010
12/01/2042	6.000%	5,000,000	5,237,850
State of New York Mortgage Agency
Refunding Revenue Bonds
Series 2017-203
10/01/2041	3.500%	3,730,000	3,885,989
Series 2018-208
10/01/2034	3.600%	5,000,000	5,375,200
Ulster County Capital Resource Corp.(e)
Refunding Revenue Bonds
Woodland Pond at New Paltz
Series 2017
09/15/2042	5.250%	5,095,000	5,243,417
09/15/2047	5.250%	1,475,000	1,511,167
09/15/2053	5.250%	3,045,000	3,107,696
Westchester County Healthcare Corp.
Prerefunded 11/01/20 Revenue Bonds
Senior Lien
Series 2010C
11/01/2037	6.125%	580,000	608,727
Unrefunded Revenue Bonds
Senior Lien
Series 2010C-2
11/01/2037	6.125%	70,000	73,199
Total			109,476,918
North Carolina 0.5%
North Carolina Housing Finance Agency
Revenue Bonds
Series 2019-42
07/01/2039	2.625%	2,000,000	1,959,160
01/01/2043	2.850%	3,000,000	2,948,430
North Carolina Medical Care Commission
Refunding Revenue Bonds
Southminster, Inc.
Series 2016
10/01/2037	5.000%	1,800,000	1,971,666
United Methodist Retirement
Series 2017
10/01/2042	5.000%	1,100,000	1,218,712
Revenue Bonds
Twin Lakes Community
Series 2019A
01/01/2044	5.000%	2,000,000	2,289,180

14	Columbia Strategic Municipal Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, October 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
North Carolina Turnpike Authority(f)
Revenue Bonds
Series 2017C
07/01/2032	0.000%	2,000,000	1,255,160
Total			11,642,308
North Dakota 0.6%
North Dakota Housing Finance Agency
Revenue Bonds
Home Mortgage Finance Program
Series 2018
01/01/2042	3.850%	2,220,000	2,360,814
Housing Finance Program
Series 2017 (FHA)
07/01/2040	3.550%	1,410,000	1,467,500
Housing Finance Program-Home Mortgage Finance
Series 2018
07/01/2042	3.950%	4,970,000	5,334,997
Series 2019C
07/01/2039	3.200%	2,755,000	2,830,542
Total			11,993,853
Ohio 1.7%
Buckeye Tobacco Settlement Financing Authority
Asset-Backed Senior Turbo Revenue Bonds
Series 2007A-2
06/01/2047	5.875%	11,550,000	11,624,151
City of Middleburg Heights
Revenue Bonds
Southwest General Facilities
Series 2011
08/01/2036	5.250%	1,870,000	1,979,432
County of Lucas
Prerefunded 11/01/20 Improvement Revenue Bonds
Lutheran Homes
Series 2010A
11/01/2035	6.625%	5,000,000	5,262,500
Lake County Port & Economic Development Authority(e)
Revenue Bonds
1st Mortgage - Tapestry Wickliffe LLC
Series 2017
12/01/2052	6.750%	6,000,000	6,237,660
Miami University
Refunding Revenue Bonds
Series 2017
09/01/2034	5.000%	675,000	809,683
Northeast Ohio Regional Sewer District
Refunding Revenue Bonds
Series 2019
11/15/2037	4.000%	2,000,000	2,319,000
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Ohio Air Quality Development Authority(d)
Revenue Bonds
Ohio Valley Electric Crop.
Series 2019 AMT (Mandatory Put 10/01/29)
06/01/2041	2.600%	1,500,000	1,515,060
Ohio Housing Finance Agency
Revenue Bonds
Series 2019B
09/01/2044	3.250%	4,000,000	4,109,280
State of Ohio
Refunding Revenue Bonds
Cleveland Clinic Health System
Series 2017
01/01/2036	4.000%	1,500,000	1,699,110
Total			35,555,876
Oklahoma 0.1%
Tulsa County Industrial Authority
Refunding Revenue Bonds
Montereau, Inc. Project
Series 2017
11/15/2037	5.250%	1,250,000	1,431,700
11/15/2045	5.250%	1,165,000	1,318,396
Total			2,750,096
Oregon 0.3%
Hospital Facilities Authority of Multnomah County
Refunding Revenue Bonds
Mirabella at South Waterfront
Series 2014A
10/01/2044	5.400%	525,000	571,835
Port of Portland Airport(d)
Revenue Bonds
Series 2017-24B AMT
07/01/2042	5.000%	1,000,000	1,168,540
State of Oregon Housing & Community Services Department
Revenue Bonds
Series 2017D
01/01/2038	3.450%	4,515,000	4,670,903
Total			6,411,278
Pennsylvania 6.4%
Allegheny County Hospital Development Authority
Refunding Revenue Bonds
University of Pittsburgh Medical Center
Series 2019
07/15/2038	4.000%	1,750,000	1,952,510
City of Philadelphia Airport(d)
Refunding Revenue Bonds
Series 2017B AMT
07/01/2042	5.000%	2,250,000	2,641,320

Columbia Strategic Municipal Income Fund | Quarterly Report 2019	15

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, October 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Commonwealth Financing Authority
Revenue Bonds
Series 2015A
06/01/2035	5.000%	1,950,000	2,245,990
Tobacco Master Settlement Payment
Series 2018
06/01/2035	5.000%	2,000,000	2,423,220
Commonwealth of Pennsylvania
Refunding Certificate of Participation
Series 2018A
07/01/2037	5.000%	1,600,000	1,933,392
Cumberland County Municipal Authority
Refunding Revenue Bonds
Diakon Lutheran Ministries
Series 2015
01/01/2038	5.000%	1,630,000	1,787,784
East Hempfield Township Industrial Development Authority
Revenue Bonds
Student Service, Inc. Student Housing Project
Series 2014
07/01/2046	5.000%	1,000,000	1,079,060
Franklin County Industrial Development Authority
Refunding Revenue Bonds
Menno-Haven, Inc. Project
Series 2018
12/01/2043	5.000%	1,200,000	1,310,196
Geisinger Authority
Refunding Revenue Bonds
Geisinger Health System
Series 2017
02/15/2047	4.000%	5,000,000	5,413,550
Lancaster County Hospital Authority
Refunding Revenue Bonds
Masonic Villages of the Grand Lodge of Pennsylvania
Series 2015
11/01/2035	5.000%	700,000	787,500
Montgomery County Industrial Development Authority
Refunding Revenue Bonds
Albert Einstein HealthCare Network
Series 2015
01/15/2045	5.250%	1,850,000	2,062,713
Meadowood Senior Living Project
12/01/2038	5.000%	1,270,000	1,440,282
Northampton County General Purpose Authority
Refunding Revenue Bonds
St. Luke’s University Health Network
Series 2018
08/15/2043	5.000%	675,000	799,200
08/15/2048	5.000%	1,500,000	1,775,205
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pennsylvania Economic Development Financing Authority
Refunding Revenue Bonds
Series 2017A
11/15/2042	4.000%	10,000,000	10,925,400
Pennsylvania Economic Development Financing Authority(e)
Refunding Revenue Bonds
Tapestry Moon Senior Housing Project
Series 2018
12/01/2053	6.750%	6,000,000	6,060,300
Pennsylvania Economic Development Financing Authority(d)
Revenue Bonds
PA Bridges Finco LP
Series 2015 AMT
12/31/2038	5.000%	4,125,000	4,698,169
06/30/2042	5.000%	11,000,000	12,423,400
Pennsylvania Higher Educational Facilities Authority
Prerefunded 10/01/21 Revenue Bonds
Shippensburg University
Series 2011
10/01/2031	6.000%	2,000,000	2,181,360
Pennsylvania Housing Finance Agency
Refunding Revenue Bonds
Series 2016-120
10/01/2046	3.500%	1,740,000	1,821,049
Series 2017-124B
10/01/2042	3.650%	7,810,000	8,140,910
Revenue Bonds
Series 2019-130A
10/01/2034	2.500%	4,000,000	3,987,840
10/01/2039	2.700%	3,000,000	2,991,600
Pennsylvania Turnpike Commission
Refunding Subordinated Revenue Bonds
Mass Transit Projects
Series 2016A-1
12/01/2041	5.000%	4,800,000	5,531,568
Revenue Bonds
Series 2014C
12/01/2044	5.000%	2,500,000	2,839,400
Series 2015B
12/01/2040	5.000%	2,500,000	2,885,900
Subordinated Series 2017B-1
06/01/2042	5.000%	3,000,000	3,517,080
Subordinated Series 2018B
12/01/2048	5.000%	5,000,000	6,000,700
Subordinated Series 2019A
12/01/2044	5.000%	10,000,000	12,074,900
Philadelphia Authority for Industrial Development
Refunding Revenue Bonds
Thomas Jefferson University
Series 2017
09/01/2042	5.000%	2,500,000	2,891,450

16	Columbia Strategic Municipal Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, October 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
First Philadelphia Preparatory Charter School
Series 2014
06/15/2043	7.250%	750,000	865,035
Pocono Mountains Industrial Park Authority
Revenue Bonds
St. Luke’s Hospital-Monroe Project
Series 2015
08/15/2040	5.000%	1,450,000	1,639,254
Quakertown General Authority
Refunding Revenue Bonds
USDA Loan Anticipation Notes
Series 2017
07/01/2021	3.125%	2,500,000	2,498,125
School District of Philadelphia (The)
Limited General Obligation Bonds
Series 2018A
09/01/2038	5.000%	1,135,000	1,362,068
Series 2018B
09/01/2043	5.000%	515,000	611,475
State Public School Building Authority
Refunding Revenue Bonds
Philadelphia School District
Series 2016
06/01/2034	5.000%	3,000,000	3,512,520
School District of Philadelphia
Series 2016
06/01/2036	5.000%	4,800,000	5,594,832
Union County Hospital Authority
Revenue Bonds
Evangelical Community Hospital
Series 2018
08/01/2038	5.000%	3,065,000	3,559,170
Total			136,265,427
Rhode Island 0.1%
Rhode Island Student Loan Authority(d)
Refunding Revenue Bonds
Series 2018A AMT
12/01/2025	5.000%	1,200,000	1,410,156
South Carolina 0.4%
Piedmont Municipal Power Agency
Refunding Revenue Bonds
Electric
Series 1991 (NPFGC)
01/01/2021	6.250%	1,000,000	1,056,460
South Carolina Jobs-Economic Development Authority
Revenue Bonds
York Preparatory Academy Project
Series 2014A
11/01/2045	7.250%	1,315,000	1,455,889
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
South Carolina Ports Authority(d)
Revenue Bonds
Series 2018 AMT
07/01/2043	5.000%	1,570,000	1,862,381
Series 2019B AMT
07/01/2044	5.000%	4,080,000	4,898,367
Total			9,273,097
South Dakota 1.1%
South Dakota Health & Educational Facilities Authority
Refunding Revenue Bonds
Avera Health
Series 2017
07/01/2042	4.000%	10,000,000	10,871,300
Sanford Obligated Group
Series 2015
11/01/2045	5.000%	1,580,000	1,795,986
South Dakota Housing Development Authority
Refunding Revenue Bonds
Series 2019B
11/01/2039	2.650%	9,000,000	8,752,770
Revenue Bonds
Homeownership Mortgage
Series 2018A
05/01/2042	3.900%	910,000	969,805
Total			22,389,861
Tennessee 1.2%
Chattanooga Health Educational & Housing Facility Board
Refunding Revenue Bonds
Student Housing - CDFI Phase I
Series 2015
10/01/2035	5.000%	355,000	402,140
Greeneville Health & Educational Facilities Board
Refunding Revenue Bonds
Ballad Health Obligation Group
Series 2018
07/01/2037	5.000%	2,300,000	2,731,641
07/01/2040	4.000%	1,800,000	1,930,302
Knox County Health Educational & Housing Facility Board
Refunding Revenue Bonds
East Tennessee Children’s Hospital
11/15/2048	4.000%	5,235,000	5,652,491
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board
Refunding Revenue Bonds
Lipscomb University Project
Series 2019
10/01/2058	5.250%	1,565,000	1,882,445

Columbia Strategic Municipal Income Fund | Quarterly Report 2019	17

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, October 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Vanderbilt University Medical Center
Series 2016
07/01/2046	5.000%	1,200,000	1,382,880
Series 2017A
07/01/2048	5.000%	835,000	968,141
Tennessee Housing Development Agency
Refunding Revenue Bonds
Issue 2
Series 2018
07/01/2042	3.850%	2,470,000	2,629,858
Revenue Bonds
3rd Issue
Series 2017
07/01/2042	3.600%	750,000	795,105
07/01/2047	3.650%	1,500,000	1,579,110
Series 2017-2B
07/01/2036	3.700%	3,430,000	3,713,695
Series 2018-1
07/01/2042	3.900%	990,000	1,057,449
Total			24,725,257
Texas 11.4%
Bexar County Health Facilities Development Corp.
Prerefunded 07/01/20 Revenue Bonds
Army Retirement Residence
Series 2010
07/01/2030	5.875%	155,000	159,693
Army Retirement Residence Project
Series 2010
07/01/2045	6.200%	1,100,000	1,135,563
Refunding Revenue Bonds
Army Retirement Residence Foundation
Series 2016
07/15/2031	4.000%	2,000,000	2,098,400
07/15/2036	4.000%	3,000,000	3,113,820
Series 2018
07/15/2033	5.000%	1,000,000	1,138,940
07/15/2037	5.000%	2,100,000	2,367,057
Unrefunded Revenue Bonds
Army Retirement Residence
Series 2010
07/01/2030	5.875%	30,000	30,770
Capital Area Cultural Education Facilities Finance Corp.
Revenue Bonds
Roman Catholic Diocese
Series 2005B
04/01/2045	6.125%	550,000	559,537
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Central Texas Regional Mobility Authority
Prerefunded 01/01/21 Revenue Bonds
Senior Lien
Series 2011
01/01/2041	6.000%	5,580,000	5,885,059
Refunding Revenue Bonds
Series 2016
01/01/2040	5.000%	2,500,000	2,869,025
Subordinated Series 2016
01/01/2041	4.000%	2,295,000	2,443,257
Revenue Bonds
Senior Lien
Series 2015A
01/01/2040	5.000%	2,000,000	2,275,100
01/01/2045	5.000%	5,000,000	5,640,850
Central Texas Turnpike System(f)
Refunding Revenue Bonds
Series 2015B
08/15/2037	0.000%	2,000,000	979,260
Central Texas Turnpike System
Refunding Revenue Bonds
Subordinated Series 2015C
08/15/2042	5.000%	2,500,000	2,791,375
City of Austin Airport System(d)
Revenue Bonds
Series 2017B AMT
11/15/2041	5.000%	1,000,000	1,169,650
11/15/2046	5.000%	1,000,000	1,162,540
Series 2019B AMT
11/15/2038	5.000%	6,175,000	7,623,346
11/15/2048	5.000%	7,850,000	9,520,794
City of Houston Airport System(d)
Refunding Revenue Bonds
Subordinated Series 2018C AMT
07/01/2031	5.000%	1,525,000	1,875,262
Revenue Bonds
Subordinated Series 2018A AMT
07/01/2041	5.000%	1,250,000	1,494,625
City of San Antonio Electric & Gas Systems(g)
Refunding Revenue Bonds
Junior Lien
Series 2019
02/01/2034	5.000%	15,000,001	19,208,700
Clifton Higher Education Finance Corp.
Prerefunded 08/15/21 Revenue Bonds
Idea Public Schools
Series 2011
08/15/2031	5.500%	1,750,000	1,878,275

18	Columbia Strategic Municipal Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, October 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Idea Public Schools
Series 2012
08/15/2032	5.000%	580,000	623,796
08/15/2042	5.000%	1,500,000	1,596,990
Series 2013
08/15/2033	6.000%	260,000	298,724
International Leadership
Series 2015
08/15/2038	5.750%	2,015,000	2,220,369
Series 2015A
12/01/2045	5.000%	400,000	435,024
Dallas Love Field(d)
Revenue Bonds
Series 2017 AMT
11/01/2033	5.000%	1,000,000	1,184,530
11/01/2036	5.000%	1,000,000	1,176,820
Fort Worth Independent School District
Unlimited General Obligation Bonds
Texas Permanent School Fund Program
Series 2019A
02/15/2031	5.000%	5,265,000	6,718,561
02/15/2032	5.000%	5,645,000	7,186,537
Frisco Independent School District
Unlimited General Obligation Refunding Bonds
Texas Permanent School Fund Program
Series 2019
08/15/2039	4.000%	1,000,000	1,146,340
08/15/2040	4.000%	1,500,000	1,713,825
Harris County Cultural Education Facilities Finance Corp.
Refunding Revenue Bonds
YMCA Greater Houston Area
Series 2013A
06/01/2038	5.000%	1,500,000	1,602,780
Houston Higher Education Finance Corp.
Prerefunded 05/15/21 Revenue Bonds
Cosmos Foundation, Inc.
Series 2011
05/15/2031	6.500%	270,000	290,820
05/15/2031	6.500%	230,000	247,735
Matagorda County Navigation District No. 1(c),(d)
Refunding Revenue Bonds
Central Power and Light Co.
Series 2017 AMT (Mandatory Put 09/01/20)
05/01/2030	1.750%	2,000,000	2,003,580
New Hope Cultural Education Facilities Finance Corp.
Refunding Revenue Bonds
Texas Children’s Health System
Series 2017A
08/15/2040	4.000%	3,610,000	3,978,220
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
4-K Housing, Inc. Stoney Brook Project
Series 2017
07/01/2042	4.500%	1,000,000	1,015,490
07/01/2047	5.000%	1,000,000	1,055,900
07/01/2052	4.750%	1,500,000	1,544,550
Bridgemoor Plano Project
12/01/2053	7.250%	5,000,000	5,288,800
Cardinal Bay, Inc. - Village on the Park
Series 2016
07/01/2036	4.250%	1,500,000	1,500,795
07/01/2046	5.000%	5,485,000	5,634,576
07/01/2051	4.750%	5,235,000	5,258,400
Collegiate Housing Tarleton State University
Series 2015
04/01/2047	5.000%	2,465,000	2,663,432
MRC Senior Living-Langford Project
Series 2016
11/15/2036	5.375%	500,000	536,380
11/15/2046	5.500%	750,000	798,015
New Hope Cultural Education Facilities Finance Corp.(e)
Revenue Bonds
Jubilee Academic Center Project
Series 2017
08/15/2037	5.000%	530,000	543,118
North Texas Tollway Authority
Refunding Revenue Bonds
2nd Tier
Series 2015A
01/01/2038	5.000%	1,730,000	1,981,144
Series 2019A
01/01/2044	4.000%	13,500,000	15,059,115
Northside Independent School District
Unlimited General Obligation Refunding Bonds
Texas Permanent School Fund Program
Series 2019
08/15/2036	4.000%	5,770,000	6,632,326
08/15/2037	4.000%	5,995,000	6,859,899
08/15/2038	4.000%	6,235,000	7,109,396
Port Authority of Houston of Harris County(d)
Unlimited General Obligation Refunding Bonds
Series 2018A AMT
10/01/2036	5.000%	4,000,000	4,908,960
Pottsboro Higher Education Finance Corp.
Revenue Bonds
Series 2016A
08/15/2036	5.000%	385,000	414,272
Red River Health Facilities Development Corp.
Revenue Bonds
MRC Crossings Project
Series 2014A
11/15/2044	7.750%	500,000	590,155

Columbia Strategic Municipal Income Fund | Quarterly Report 2019	19

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, October 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
San Juan Higher Education Finance Authority
Prerefunded 08/15/20 Revenue Bonds
Idea Public Schools
Series 2010A
08/15/2040	6.700%	800,000	833,616
State of Texas(d)
Unlimited General Obligation Bonds
College Student Loan
Series 2019 AMT
08/01/2030	5.000%	7,175,000	9,078,169
08/01/2031	5.000%	7,535,000	9,499,073
State of Texas
Unlimited General Obligation Refunding Bonds
Transportation Commission Mobility Fund
Series 2017
10/01/2033	5.000%	11,300,000	13,962,280
Tarrant County Cultural Education Facilities Finance Corp.
Refunding Revenue Bonds
Trinity Terrace Project
Series 2014
10/01/2049	5.000%	750,000	810,098
Revenue Bonds
Buckner Senior Living Ventana Project
Series 2017
11/15/2047	6.750%	1,835,000	2,106,305
Texas Private Activity Bond Surface Transportation Corp.(d)
Revenue Bonds
Segment 3C Project
Series 2019 AMT
06/30/2058	5.000%	2,700,000	3,144,744
Senior Lien - Blueridge Transportation
Series 2016 AMT
12/31/2055	5.000%	3,515,000	3,896,167
Texas Transportation Commission(f)
Revenue Bonds
First Tier Toll
Series 2019
08/01/2036	0.000%	950,000	512,525
08/01/2039	0.000%	600,000	272,358
Texas Water Development Board
Revenue Bonds
State Water Implementation Fund
10/15/2032	5.000%	5,105,000	6,457,774
University of Texas System (The)
Refunding Revenue Bonds
Series 2019A
08/15/2033	5.000%	10,000,000	12,839,500
Total			242,652,881
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Utah 1.1%
Salt Lake City Corp. Airport(d)
Revenue Bonds
Series 2017A AMT
07/01/2042	5.000%	6,700,000	7,865,264
Series 2018-A AMT
07/01/2043	5.000%	13,000,000	15,476,630
Total			23,341,894
Virginia 1.8%
Chesapeake Bay Bridge & Tunnel District
Revenue Bonds
1st Tier General Resolution
Series 2016
07/01/2046	5.000%	7,255,000	8,307,991
City of Chesapeake Expressway Toll Road
Revenue Bonds
Transportation System
Series 2012A
07/15/2047	5.000%	3,250,000	3,485,105
Virginia Small Business Financing Authority(d)
Revenue Bonds
Senior Lien-95 Express Lane
Series 2017 AMT
01/01/2040	5.000%	7,500,000	7,990,875
Transform 66 P3 Project
Series 2017 AMT
12/31/2052	5.000%	16,200,000	18,543,816
Total			38,327,787
Washington 3.7%
King County Housing Authority
Refunding Revenue Bonds
Series 2018
05/01/2038	3.750%	3,890,000	4,157,710
King County Public Hospital District No. 4
Revenue Bonds
Series 2015A
12/01/2035	6.000%	1,000,000	1,062,570
Port of Seattle(d)
Refunding Revenue Bonds
Intermediate Lien
Series 2017 AMT
05/01/2037	5.000%	6,000,000	7,118,340
Revenue Bonds
Intermediate Lien
Series 2019 AMT
04/01/2044	5.000%	6,000,000	7,172,760

20	Columbia Strategic Municipal Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, October 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of Washington
Unlimited General Obligation Bonds
Motor Vehicle Fuel Tax
Series 2019D
06/01/2040	5.000%	5,000,000	6,211,200
Series 2017D
02/01/2036	5.000%	6,505,000	7,875,148
Various Purpose
Series 2019C
02/01/2038	5.000%	5,000,000	6,233,800
Unlimited General Obligation Notes
Series 2019A
08/01/2040	5.000%	10,000,000	12,517,600
Washington Health Care Facilities Authority
Refunding Revenue Bonds
Virginia Mason Medical Center
Series 2017
08/15/2042	4.000%	5,000,000	5,233,400
Washington State Housing Finance Commission(e)
Refunding Revenue Bonds
Bayview Manor Homes
Series 2016A
07/01/2046	5.000%	1,625,000	1,750,678
Nonprofit Housing-Mirabella
Series 2012
10/01/2047	6.750%	3,000,000	3,219,990
Presbyterian Retirement Co.
Series 2016
01/01/2046	5.000%	4,000,000	4,419,720
Skyline 1st Hill Project
Series 2015
01/01/2035	5.750%	425,000	438,328
01/01/2045	6.000%	595,000	615,700
Revenue Bonds
Transforming Age Projects
Series 2019A
01/01/2055	5.000%	2,500,000	2,708,950
Washington State Housing Finance Commission
Revenue Bonds
Heron’s Key
Series 2015A
07/01/2045	7.000%	200,000	218,866
07/01/2050	7.000%	2,550,000	2,784,013
Transforming Age Projects
Series 2019
01/01/2026	2.375%	4,000,000	4,003,480
Total			77,742,253
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
West Virginia 0.0%
West Virginia Economic Development Authority
Refunding Revenue Bonds
Appalachian Power Co.-Amos Project
Series 2010A
12/01/2038	5.375%	900,000	932,895
Wisconsin 1.8%
Public Finance Authority
Prerefunded 12/01/20 Revenue Bonds
FFAH North Carolina and Missouri Portfolio
Series 2015
12/01/2045	5.000%	525,000	570,890
Refunding Revenue Bonds
Friends Homes
Series 2019
09/01/2039	5.000%	2,230,000	2,471,197
09/01/2054	5.000%	1,000,000	1,092,150
WakeMed Hospital
Series 2019A
10/01/2044	5.000%	3,000,000	3,600,750
10/01/2049	4.000%	2,690,000	2,908,724
Revenue Bonds
Coral Academy Science Las Vegas
Series 2018
07/01/2055	5.000%	2,500,000	2,815,850
Rose Villa Project
Series 2014A
11/15/2049	6.000%	1,645,000	1,808,480
Unrefunded Revenue Bonds
FFAH North Carolina and Missouri Portfolio
Series 2015
12/01/2045	5.000%	1,475,000	1,486,461
Public Finance Authority(e)
Refunding Revenue Bonds
Mary’s Woods at Marylhurst
Series 2017
05/15/2042	5.250%	410,000	458,946
05/15/2047	5.250%	220,000	245,432
Wisconsin Health & Educational Facilities Authority
Refunding Revenue Bonds
Saint John’s Communities, Inc.
Series 2015B
09/15/2045	5.000%	1,000,000	1,036,900
Revenue Bonds
Beaver Dam Community Hospitals
Series 2013A
08/15/2028	5.125%	3,375,000	3,683,205
Covenant Communities, Inc. Project
Series 2018A
07/01/2048	4.000%	4,665,000	4,863,589

Columbia Strategic Municipal Income Fund | Quarterly Report 2019	21

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, October 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2018B
07/01/2033	4.250%	1,250,000	1,300,375
07/01/2043	4.500%	1,375,000	1,428,212
07/01/2048	5.000%	500,000	535,100
St. John’s Communities, Inc. Project
Series 2018A
09/15/2040	5.000%	550,000	578,941
09/15/2045	5.000%	1,000,000	1,048,930
Tomah Memorial Hospital, Inc.
BAN Series 2017A
11/01/2020	2.650%	2,200,000	2,200,704
Unrefunded Revenue Bonds
Medical College of Wisconsin
Series 2008A
12/01/2035	5.250%	300,000	301,074
Wisconsin Housing & Economic Development Authority
Revenue Bonds
Series 2019C (FNMA)
09/01/2039	2.750%	1,630,000	1,636,895
03/01/2042	2.950%	2,500,000	2,514,825
Total			38,587,630
Wyoming 0.1%
County of Laramie
Revenue Bonds
Cheyenne Regional Medical Center Project
Series 2012
05/01/2032	5.000%	1,000,000	1,048,200
Total Municipal Bonds (Cost $1,905,264,442)			2,008,960,566

Municipal Short Term 1.7%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Indiana 0.3%
Indiana Finance Authority(d)
Revenue Bonds
Republic Services, Inc. Project
Series 2012 AMT
12/01/2037	1.400%	5,000,000	5,000,150
New York 0.7%
Metropolitan Transportation Authority
Revenue Notes
BAN Series 2019A
02/03/2020	1.450%	15,000,000	15,096,750
Municipal Short Term (continued)
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Pennsylvania 0.7%
Pennsylvania Economic Development Financing Authority(d)
Revenue Bonds
Republic Services, Inc. Project
Series 2019 AMT (Mandatory Put 01/15/20)
04/01/2049	1.450%	15,000,000	15,000,900
Total Municipal Short Term (Cost $35,074,428)			35,097,800

Municpal Bonds Held in Trust 0.6%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
North Carolina 0.6%
North Carolina Medical Care Commission Health Care Facilities(i)
Revenue Bonds
Novant Health Obligated Group
Series 2019A
11/01/2049	4.000%	12,400,000	13,777,392
Total Municipal Bonds Held in Trust (Cost $13,776,452)			13,777,392

Money Market Funds 0.0%
	Shares	Value ($)
Dreyfus AMT-Free Tax Exempt Cash Management Fund, Institutional Shares, 1.068%(j)	474,353	474,401
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 1.045%(j)	117,317	117,317
Total Money Market Funds (Cost $591,655)		591,718
Total Investments in Securities (Cost $2,039,567,368)		2,143,912,567
Other Assets & Liabilities, Net		(16,481,374)
Net Assets		$2,127,431,193

22	Columbia Strategic Municipal Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, October 31, 2019 (Unaudited)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Multi-Sector Municipal Income ETF
	717,818	—	—	717,818	—	(10,767)	97,717	15,494,101

(b)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(c)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of October 31, 2019.
(d)	Income from this security may be subject to alternative minimum tax.
(e)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At October 31, 2019, the total value of these securities amounted to $57,831,751, which represents 2.72% of total net assets.
(f)	Zero coupon bond.
(g)	Represents a security purchased on a when-issued basis.
(h)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of October 31, 2019.
(i)	The Fund entered into transactions in which it transfers to trusts fixed rate municipal bonds in exchange for cash and residual interests in the trusts, which are in the form of inverse floating rate securities. The trust funds the purchases of the municipal bonds by issuing short-term floating rate notes to third parties. The municipal bonds transferred to the trusts remain in the Fund’s Portfolio of Investments.
(j)	The rate shown is the seven-day current annualized yield at October 31, 2019.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMT	Alternative Minimum Tax
BAM	Build America Mutual Assurance Co.
BAN	Bond Anticipation Note
FGIC	Financial Guaranty Insurance Corporation
FHA	Federal Housing Authority
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Strategic Municipal Income Fund | Quarterly Report 2019	23